Financial Liabilities (Details) $ / shares in Units, ₪ in Thousands																						1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 24, 2024 USD ($)	Jun. 12, 2024 USD ($)	May 12, 2024	May 09, 2024 USD ($) $ / shares shares	Mar. 31, 2024 NIS USD $ / shares shares	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Aug. 17, 2023 $ / shares	Aug. 10, 2023 USD ($)	Aug. 10, 2023 ILS (₪)	Jul. 07, 2023 USD ($)	Jul. 07, 2023 ILS (₪)	Jun. 11, 2023 USD ($)	Jun. 11, 2023 ILS (₪)	May 08, 2023 USD ($) $ / shares shares	May 04, 2023 USD ($)	Feb. 26, 2023 USD ($)	Feb. 23, 2023 USD ($)	Feb. 23, 2023 ILS (₪)	Mar. 31, 2024 USD ($) NIS USD $ / shares shares	Feb. 28, 2023 $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 ILS (₪) shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 18, 2024 $ / shares	Aug. 10, 2024 USD ($)	Jun. 30, 2024 ILS (₪) shares	Aug. 23, 2023 USD ($)	Nov. 22, 2022 $ / shares
Financial Liabilities [Line Items]
Convertible loan agreement													$ 500,000			₪ 5,000
Percentage of annual rate													8.00%	8.00%
Conversion price per share (in Dollars per share) | $ / shares										$ 2																$ 1.5
Legal and commitment fee									3.50%															35.00%	35.00%
Trading days																						5		5	5
Warrants exercisable term																	5 years							36 months					36 months
Conversion price discount																								40.00%					40.00%
Average price percentage																								40.00%	40.00%
Pay a commission											$ 125,000	₪ 467												$ 1,151,000
Consulting fee											$ 96,000
Warrants to purchase (in New Shekels) | ₪																									₪ 375
Ordinary shares amount (in New Shekels) | ₪																													₪ 375
Issued ordinary shares (in Shares) | shares																								670,170					670,170
Ordinary shares per value (in Dollars per share) | $ / shares																								$ 0.55			$ 0.7				$ 1
Exercise price (in Dollars per share) | $ / shares				$ 0.8
Cash payment				$ 1,151,000
Warrants (in Shares) | shares				1,278,666
Issuance and sale price																	$ 6,000,000
Issuance of warrants																	$ 7,200,000
Ordinary shares (in Shares) | shares																	245,821							666,668	666,668	1,412,925
Exercise price per share (in Dollars per share) | $ / shares																								$ 127.9
Principal amount		$ 2,000,000																						$ 8,000,000
Initial funding									$ 4,500,000
Commitment fee received									$ 1,500,000
Issuance and sale price																								4,886,000		$ 3,781,000
Issuance of additional warrants																								12,000,000
Interest rate																			6.00%
Converted amount						$ 1,000,000	$ 4,616,000	$ 4,616,000																500,000		1,300,000
Purchased an aggregate principal amount																										$ 2,700,000
Weighted average price per share (in Dollars per share) | $ / shares																										$ 1.83
Weighted average price, percentage																										75.00%
Additional capital						$ 400,000
Converted an aggregated amount																								$ 1,000,000
Aggregate value percentage																										4.99%
Conversion rate (in Dollars per share) | $ / shares																								$ 0.5
Warrant exercise price (in Dollars per share) | $ / shares																							$ 11.5
Loan amount	$ 25,000,000																											$ 40
Percentage of loan	60.00%
Business days	5 days																							30 days					30 days
Percentage of principal amount repaid	10.00%	8.50%	7.00%
Percentage of principal amount per annum	15.00%	15.00%
Purchase agreement, Description																								(i) March-June 2024 Warrants exercisable into 4,444,444 ordinary shares are exercisable at an exercise price equal to $0.70 per share until March 12, 2027, (ii) March-June 2024 Warrants exercisable into 4,000,000 ordinary shares are exercisable at an exercise price equal to $0.70 per share until April 3, 2027, (iii) March-June 2024 Warrants exercisable into 1,000,000 ordinary shares are exercisable at an exercise price equal to $0.50 per share until June 26, 2027 and (iv) March-June 2024 Warrants exercisable into 2,000,000 ordinary shares are exercisable at an exercise price equal to $0.70 per share until June 26, 2027.	(i) March-June 2024 Warrants exercisable into 4,444,444 ordinary shares are exercisable at an exercise price equal to $0.70 per share until March 12, 2027, (ii) March-June 2024 Warrants exercisable into 4,000,000 ordinary shares are exercisable at an exercise price equal to $0.70 per share until April 3, 2027, (iii) March-June 2024 Warrants exercisable into 1,000,000 ordinary shares are exercisable at an exercise price equal to $0.50 per share until June 26, 2027 and (iv) March-June 2024 Warrants exercisable into 2,000,000 ordinary shares are exercisable at an exercise price equal to $0.70 per share until June 26, 2027.
Percentage of ordinary shares																								4.99%	4.99%
Warrant issued and outstanding of ordinary shares (in Dollars per share) | $ / shares																								$ 0.899
Converted warrant (in Dollars per share) | $ / shares																								$ 0.899
Warrants to purchase share (in Shares) | shares																								1,604,383	1,604,383
Reverse share split																								reverse share split at a ratio of 1:10	reverse share split at a ratio of 1:10
Top of range [member]
Financial Liabilities [Line Items]
Exchange rate | NIS					3.65																	3.65
Principal amount																														$ 9,600,000
Aggregate principal amount																			$ 5,219,000
Percentage of principal amount repaid		8.50%
Bottom of range [member]
Financial Liabilities [Line Items]
Exchange rate | USD					1																	1
Principal amount																														$ 7,200,000
Aggregate principal amount																			$ 349,000
Conversion rate (in Dollars per share) | $ / shares																								$ 0.7
Percentage of principal amount repaid			7.00%
Akina [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares					3,897,455																	3,897,455
Shayana [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares					1,231,920																	1,231,920
Shayna and Akina [Member]
Financial Liabilities [Line Items]
Percentage of ownership					4.99%
Ordinary shares [member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares				1,278,666	5,129,375		1,150,217															5,129,375				1,150,217
Ordinary shares per value (in Dollars per share) | $ / shares				$ 0.9	$ 0.9																	$ 0.9
Exercise price (in Dollars per share) | $ / shares					$ 0.9
Ordinary shares (in Shares) | shares																										1
Weighted average price per share (in Dollars per share) | $ / shares																										$ 2.5
Warrants [member]
Financial Liabilities [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																	$ 3.5
Private Warrants [Member]
Financial Liabilities [Line Items]
Warrant issued (in Shares) | shares																								53,599	53,599
Public Warrants [Member]
Financial Liabilities [Line Items]
Warrant issued (in Shares) | shares																								1,550,784	1,550,784
Convertible Loans [Member]
Financial Liabilities [Line Items]
Convertible loan agreement																				$ 2,800,000	₪ 10,000
Pay a commission | ₪																									₪ 375
Warrants to purchase																		$ 16,000,000
Convertible Loan Agreements [Member]
Financial Liabilities [Line Items]
Convertible loan agreement														₪ 1,850	$ 1,400,000
Loan commitments [member]
Financial Liabilities [Line Items]
Pay a commission																								$ 105,000	₪ 375
Second Tranche [Member]
Financial Liabilities [Line Items]
Issuance and sale price																								10,000,000
Exercise Price [Member]
Financial Liabilities [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares																										$ 2.43
Second 2023-2024 Accredited Investor SPAs [Member]
Financial Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares																						$ 0.5
Aggregate principal amount																						$ 550,000
Conversion rate (in Dollars per share) | $ / shares																						$ 1.5
Warrant exercise price (in Dollars per share) | $ / shares																						$ 1.5
Owned ordinary shares																						4.99%
Second 2023-2024 Accredited Investor SPAs [Member] | Ordinary shares [member]
Financial Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares																						$ 200,000
March-June 2024 Investor [Member]
Financial Liabilities [Line Items]
Aggregate principal amount																								$ 10,000,000
March-June 2024 Notes [Member]
Financial Liabilities [Line Items]
Percentage of principal amount repaid		7.00%